Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies.
Lessee, Operating Lease, Liability, Maturity [Table Text Block]

Future minimum lease payments under leases having initial or remaining non-cancelable lease terms in excess of one year as of December 31, 2021 are as follows:

Year	Amount
2022	$33,817
2023	31,910
2024	23,885
2025	21,148
2026	8,441
Thereafter	2,642
$121,843

Summary of future minimum rental commitments under noncancelable sublease	Sublease receipts to be received in the future under noncancelable sublease as of December 31, 2021 are as follows:

Year	Amount
2022	$6,769
2023	6,940
2024	7,280
2025	7,360
2026	2,929
Thereafter	215
$31,493